FEDERATED U.S. GOVERNMENT BOND FUND
Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

October 29, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549
RE:         FEDERATED U.S. GOVERNMENT BOND FUND (the “Trust”)

1933 Act File No. 2-98494
1940 Act File No. 811-4489
Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information] dated October 31, 2009, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 36 on October 28, 2009.

If you have any questions regarding this certification, please contact me at (412) 288-6260.

Very truly yours,

/s/ Gail C. Jones
Gail C. Jones
Assistant Secretary